(page 1)

(GRAPHICS: Front cover of the U.S. All American Equity Fund prospectus)


                    INVEST IN AMERICA'S BLUE CHIPS


Do you know the best time to invest in the stock market?

Find out INSIDE.

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                         THE U.S. ALL AMERICAN EQUITY FUND

(GRAPHICS: a picture of an American flag and an eagle in the background)

When is the best time to invest in stocks?

Start NOW and don't stop. No one knows how the market will perform tomorrow, next week or next year. And while no one can predict the future, history shows there has been no better way to achieve consistent long-term growth than with an investment in the U.S. stock market.

The U.S. All American Equity Fund gives you the opportunity to capitalize on the growth and prosperity of America's leading companies, such as General Electric, Coca-Cola, Microsoft, McDonalds and Disney. No matter the size of your investment, you'll own a diversified portfolio of blue-chip stocks. And professional portfolio managers and stock analysts will do all the work for you.


THE U.S. ALL AMERICAN EQUITY FUND...

*  places the power of the stock  market in your hands.
*  seeks to generate returns which exceed the S&P 500 Index.
*  invests in all-American companies you know and trust.
* makes it easy and affordable for you to own a portfolio of more than 100 blue-chip stocks.

U.S. ALL AMERICAN EQUITY FUND

Investment goal: growth of capital
Risk/Reward profile: (light to dark shaded box with a black dot in middle) Sales charge: None-100% no-load
Portfolio Manager: Bin Shi, specialist in American blue-chip stocks


                         Average Annual Returns
                  33.68%       16.67%          8.42%
                  1 year       5 year         10 year

                             as of 6/30/97

HOW TO INVEST:

1.  LEARN  MORE  ABOUT  THE  U.S.  ALL  AMERICAN  EQUITY  FUND.

     Call for  a  free   prospectus   or   download   it  from  our  web   site:
     www.usfunds.com. You should read the Fund's prospectus carefully before you invest.

2.  MAKE SURE THE FUND MEETS YOUR INVESTMENT OBJECTIVES AND RISK PROFILE.

      A general rule for investments is the higher the risk, the higher the potential reward. Even though stocks have produced higher returns than bonds and money market investments over time, they have also experienced greater ups and downs along the way. The sensible solution for many investors seeking growth of capital is to create a diversified portfolio with stocks as a core component.

3.  GET STARTED TODAY.

       You can open a new account with $1,000. However, we suggest you start with $100 and invest $30 or more each month using our ABC Investment Plan(R). That way your money will automatically purchase shares over time. You won't have to worry about the timing of your investments. And you'll have the discipline you might need to reach your financial goals. U.S. Global shareholders can open a new account by phone. You can also call or visit our web site for a new account application.

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                                                                NO POSTAGE
                                                            NECESSARY IF MAILED
                                                           IN THE UNITED STATES
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                    -----------------------------------------------
                    BUSINESS REPLY MAIL
                    FIRST-CLASS MAIL PERMIT NO. 394 SAN ANTONIO TX
                    -----------------------------------------------
                            POSTAGE WILL BE PAID BY ADDRESSEE


                             U.S. GLOBAL INVESTORS
                             PO BOX 781234
                             SAN ANTONIO TX  78278-9971

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                      CALL 1-800-557-2297, EXT. 211.

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                                                |||||||||||

                                                           -------------------
                                                                NO POSTAGE
                                                            NECESSARY IF MAILED
                                                           IN THE UNITED STATES
                                                            -------------------


                    -----------------------------------------------
                    BUSINESS REPLY MAIL
                    FIRST-CLASS MAIL PERMIT NO. 394 SAN ANTONIO TX
                    -----------------------------------------------
                            POSTAGE WILL BE PAID BY ADDRESSEE


                             U.S. GLOBAL INVESTORS
                             PO BOX 781234
                             SAN ANTONIO TX  78278-9971

                                                       ||.||.|.|.||.||.|.|.|
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[X] YES! I need to learn more about the benefits of the U.S. ALL AMERICAN EQUITY
    FUND. Please rush me a FREE investment guide today.
[ ] Please enclose an IRA investment guide.

Name...........................................................................
Address........................................................................
City, State....................................................................
Zip Code ...............................................
Daytime Phone ..........................................   (company logo)

FOR IMMEDIATE SERVICE,CALL 1-800-557-2297, ext. 211.   ALL315

-------------------------------------------------------------------------------
GIVE THIS CARD TO A FRIEND OR RELATIVE WHO MIGHT WANT TO LEARN MORE ABOUT THE U.S. ALL AMERICAN EQUITY FUND.
-------------------------------------------------------------------------------

[X] YES! I need to learn more about the benefits of the U.S. ALL AMERICAN EQUITY
    FUND. Please rush me a FREE investment guide today.
[ ] Please enclose an IRA investment guide.

Name...........................................................................
Address........................................................................
City, State....................................................................
Zip Code ...............................................
Daytime Phone ..........................................   (company logo)

FOR IMMEDIATE SERVICE,CALL 1-800-557-2297, ext. 211.    ALL315

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(GRAPHICS:  pictures of nine people's faces)


Consider investing in the U.S. All American Equity Fund if you are a...

*  conservative investor looking to invest in established companies.
*  seasoned investor needing a diversified portfolio of blue-chip stocks.
*  parent building a college investment fund for your child.
*  grandparent who wants to teach the magic of the stock market.
*  long-term investor seeking growth potential for your savings.
*  novice investor venturing into the stock market for the first time.

Past performance is no guarantee of future results. Investment return and principal value will vary and shares may be worth more or less at redemption than at original purchase. The companies mentioned are representative of the U.S. All American Equity Fund's holdings and may or may not be actual holdings at the time of investment. Call 1-800-557-2297, ext. 211 for a free prospectus and read it carefully before investing.